Deferred tax (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Income Taxes [Abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits

Recognised	December 31,
	2021	2020
	£’000	£’000
Deferred tax asset
Short term temporary differences	2,108	607

Deferred tax liability
Fixed asset temporary differences	(2,108)	(607)
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23.Deferred tax (continued)

Not recognised	December 31,
	2021	2020
	£’000	£’000
Deferred tax asset
Losses and other deductions	11,480	4,560
Short term temporary differences	20,276	75
	31,756	4,635